Organization and Basis of Presentation Organization and Basis of Presentation Narrative (Details)		9 Months Ended
	Apr. 07, 2020	Sep. 30, 2020 deadWeightTon
Organization and Basis of Presentation [Table] [Line Items]
Number of vessels owned		49
Vessels time charter-in		5
Number of Reportable Segments		2
DWT		3,367,800
Stockholders Equity Note, Reverse Stock Split Conversion Ratio	10	10
Kamsarmax Vessel [Member]
Organization and Basis of Presentation [Table] [Line Items]
Number of vessels owned		16
Ultramax
Organization and Basis of Presentation [Table] [Line Items]
Number of vessels owned		33
DWT		2,051,800
Minimum [Member]
Organization and Basis of Presentation [Table] [Line Items]
DWT		30,000
Ultramax pool [Member] | Minimum [Member]
Organization and Basis of Presentation [Table] [Line Items]
DWT		60,200
Ultramax pool [Member] | Maximum [Member]
Organization and Basis of Presentation [Table] [Line Items]
DWT		64,000
Kamsarmax pool [Member] | Minimum [Member]
Organization and Basis of Presentation [Table] [Line Items]
DWT		82,000
Kamsarmax pool [Member] | Maximum [Member]
Organization and Basis of Presentation [Table] [Line Items]
DWT		84,000